Note 17 - Segmented Information (Details Textual)	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Number of operating segments	1
Minera Juanicipio, S.A. de C.V. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in joint venture	44.00%